Premises and Equipment (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Premises and Equipment [Abstract]
Related Party Transaction, Description of Transaction	The Company currently accounts for all of its leases as operating leases. In addition, the Company has one lease with a related party. The Company leases its Clinton, New Jersey headquarters from a partnership in which two Board members, Messrs. D. Dallas and R. Dallas are partners. Under the lease for the facility, the partnership received aggregate rental payments of $427 thousand in 2012 and $416 thousand in 2011. Rental payments reflect market rents and the lease reflects terms that are comparable to those which could have been obtained in a lease with an unaffiliated third party. This lease has a five-year term, expiring at the end of 2013. The annual rent is increased each year by the increase in the Consumer Price Index ("CPI") for the New York Metropolitan area (not to exceed 3 percent).
Related Party Transaction, Expenses from Transactions with Related Party	$ 427,000	$ 416,000
Depreciation	$ 1,100,000	$ 1,100,000